PREPAYMENTS ON VESSELS (Tables)	9 Months Ended
Sep. 30, 2021
Disclosure Of Prepayments On Vessels [Abstract]
Schedule of prepayments on vessels

USDm	30 September 2021	30 September 2020	31 December 2020

Balance as of beginning of period	12.0	95.0	95.0
Additions	38.3	63.2	65.1
Transferred to vessels	(27.5)	(148.1)	(148.1)
Carrying amount	22.8	10.1	12.0